INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

9.	INCOME TAXES

The Company recorded no income tax provision at September 30, 2025 and December 31, 2024 because of anticipated losses for the 2025 fiscal year and actual losses incurred in 2024.

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the nine months ended September 30, 2025 because the Company expects to incur a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2024.

The Company had a Gross deferred tax asset related to federal net operating loss carryforwards of $119,564,108 and $113,235,679 at September 30, 2025 and December 31, 2024, respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.

8.	INCOME TAXES

The Company recorded no income tax provision at December 31, 2024 and December 31, 2023 because of anticipated losses for the 2025 fiscal year and actual losses incurred in 2024.

The Company estimates its annual effective income tax rate in recording its provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the year ended December 31, 2024 because the Company incurred a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2023.

The Company had a gross deferred tax asset related to federal net operating loss carryforwards of $  113,235,679 and $69,366,889 at December 31, 2024 and December 31, 2023, respectively. The federal net operating loss carryforward will begin to expire in 2035. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.